Cash and short-term deposits - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and short term deposits [abstract]
Undrawn committed borrowing facilities	€ 74,843	€ 117,462	€ 44,700